FUTURE POLICY BENEFITS - Schedule of Changes in Liability for Future Policy Benefits (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Apr. 01, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Present value of expected future policy benefits
Total future policy benefits		$ 53,020		$ 53,020		$ 16,249
Just Group plc
Present value of expected future policy benefits
Effective settlement of a pre-existing relationship	$ (1,277)
Just Group plc | Consolidation, Eliminations
Present value of expected future policy benefits
Effective settlement of a pre-existing relationship	$ (1,200)
Future Policy Benefits
Present value of expected net premiums:
Balance, beginning of period				2,183	$ 2,353
Beginning balance at original discount rate				2,302	2,507
Effect of changes in cash flow assumptions						(17)	$ 65
Effect of actual variances from expected experience						(5)	(56)
Adjusted beginning of period balance						2,280	2,516
Issuances				1,191	747
Interest accrual				50	53
Net premiums collected				(1,346)	(897)
Derecognitions (lapses and withdrawals)				3	3
Ending balance at original discount rate		2,178	$ 2,422	2,178	2,422
Effect of changes in discount rate assumptions		(107)	(114)	(107)	(114)
Balance, end of period		2,071	2,308	2,071	2,308
Present value of expected future policy benefits
Balance, beginning of period				16,377	14,456
Beginning balance at original discount rate				16,884	15,119
Effect of changes in cash flow assumptions						(196)	92
Effect of actual variances from expected experience						(109)	(99)
Adjusted beginning of period balance						16,579	15,112
Acquisition from business combination, net				35,374
Issuances				1,238	750
Interest accrual				883	327
Benefit payments				(1,509)	(589)
Derecognitions (lapses and withdrawals)				9	28
Foreign currency translation				(118)	384
Ending balance at original discount rate		52,456	16,012	52,456	16,012
Effect of changes in discount rate assumptions		44	(522)	44	(522)
Effect of foreign currency translation on the effect of changes in discount rate assumptions		(24)		(24)
Balance, end of period		52,524	15,490	52,524	15,490
Total future policy benefits		50,453	13,182	50,453	13,182
Less: Reinsurance recoverables		(1,184)	(1,323)	(1,184)	(1,323)
Net liability for future policy benefits, after reinsurance recoverables		49,269	11,859	49,269	11,859
Liability remeasurement gains (losses)		(35)	(11)	(60)	(31)
Future Policy Benefits | Annuities
Present value of expected net premiums:
Balance, beginning of period				0	0
Beginning balance at original discount rate				0	0
Effect of changes in cash flow assumptions						0	0
Effect of actual variances from expected experience						2	(1)
Adjusted beginning of period balance						2	(1)
Issuances				1,179	742
Interest accrual				4	5
Net premiums collected				(1,188)	(749)
Derecognitions (lapses and withdrawals)				3	3
Ending balance at original discount rate		0	0	0	0
Effect of changes in discount rate assumptions		0	0	0	0
Balance, end of period		0	0	0	0
Present value of expected future policy benefits
Balance, beginning of period				12,277	10,287
Beginning balance at original discount rate				12,425	10,518
Effect of changes in cash flow assumptions						(143)	15
Effect of actual variances from expected experience						(120)	(43)
Adjusted beginning of period balance						12,162	10,490
Acquisition from business combination, net				35,374
Issuances				1,226	745
Interest accrual				793	238
Benefit payments				(1,332)	(436)
Derecognitions (lapses and withdrawals)				9	28
Foreign currency translation				(118)	384
Ending balance at original discount rate		48,114	11,449	48,114	11,449
Effect of changes in discount rate assumptions		381	(162)	381	(162)
Effect of foreign currency translation on the effect of changes in discount rate assumptions		(24)		(24)
Balance, end of period		48,519	11,287	48,519	11,287
Total future policy benefits		48,519	11,287	48,519	11,287
Less: Reinsurance recoverables		82	(12)	82	(12)
Net liability for future policy benefits, after reinsurance recoverables		$ 48,601	$ 11,275	$ 48,601	$ 11,275
Weighted average liability duration of future policy benefits (years)		9 years	7 years	9 years	7 years
Weighted average interest accretion rate		6.00%	5.00%	6.00%	5.00%
Weighted average current discount rate		6.00%	5.00%	6.00%	5.00%
Future Policy Benefits | Life Insurance
Present value of expected net premiums:
Balance, beginning of period				$ 2,183	$ 2,353
Beginning balance at original discount rate				2,302	2,507
Effect of changes in cash flow assumptions						(17)	65
Effect of actual variances from expected experience						(7)	(55)
Adjusted beginning of period balance						2,278	2,517
Issuances				12	5
Interest accrual				46	48
Net premiums collected				(158)	(148)
Derecognitions (lapses and withdrawals)				0	0
Ending balance at original discount rate		$ 2,178	$ 2,422	2,178	2,422
Effect of changes in discount rate assumptions		(107)	(114)	(107)	(114)
Balance, end of period		2,071	2,308	2,071	2,308
Present value of expected future policy benefits
Balance, beginning of period				4,100	4,169
Beginning balance at original discount rate				4,459	4,601
Effect of changes in cash flow assumptions						(53)	77
Effect of actual variances from expected experience						11	(56)
Adjusted beginning of period balance						$ 4,417	$ 4,622
Acquisition from business combination, net				0
Issuances				12	5
Interest accrual				90	89
Benefit payments				(177)	(153)
Derecognitions (lapses and withdrawals)				0	0
Foreign currency translation				0	0
Ending balance at original discount rate		4,342	4,563	4,342	4,563
Effect of changes in discount rate assumptions		(337)	(360)	(337)	(360)
Effect of foreign currency translation on the effect of changes in discount rate assumptions		0		0
Balance, end of period		4,005	4,203	4,005	4,203
Total future policy benefits		1,934	1,895	1,934	1,895
Less: Reinsurance recoverables		(1,266)	(1,311)	(1,266)	(1,311)
Net liability for future policy benefits, after reinsurance recoverables		$ 668	$ 584	$ 668	$ 584
Weighted average liability duration of future policy benefits (years)		13 years	14 years	13 years	14 years
Weighted average interest accretion rate		5.00%	5.00%	5.00%	5.00%
Weighted average current discount rate		6.00%	6.00%	6.00%	6.00%